TAXATION (Schedule of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION
PRC	$ (178,658)	$ (23,020)	$ 49,267
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(28,427)	(16,770)	(45,347)
Income (loss) from operations before income taxes	$ (207,085)	$ (39,790)	$ 3,920